Risks and Uncertainties	12 Months Ended
May 31, 2022
Risks and Uncertainties [Abstract]
Risks and Uncertainties

Note 11 – Risks and Uncertainties

Foreign currency risk

Most of the Company’s transactions are denominated in RMB and a significant portion of the Company consolidated assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). It is difficult to predict how market forces, PRC or U.S. government policies may impact the exchange rates between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As a result, the Company is exposed to foreign exchange risk as revenues and results of operations may be affected by fluctuations in the exchange rate between the USD and RMB. If the RMB depreciates against the U.S. dollar, the value of RMB revenues, earnings and assets as expressed in USD financial statements will decline. The Company has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

Credit risk

The Company is exposed to credit risk from its cash in banks and its accounts receivable.

As of May 31, 2022, approximately $28,000 was on deposit with a bank located in the PRC not subject to insurance coverage. In China, the insurance coverage of each bank is RMB 500,000 (approximately USD $75,000). Management believes that the credit risk on its cash in bank is limited because the counterparties are recognized financial institutions.

For the credit risk related to its accounts receivable, the Company performs ongoing credit evaluations of its customers. At May 31, 2022 and May 31, 2021, no allowance for doubtful accounts was considered necessary.

Significant customers

For the year ended May 31, 2022, three charging station construction customers accounted for 6.8%, 6.7% and 6.0% of the Company’s total revenues. For the period from August 11, 2020 (inception) through May 31, 2021, two customers accounted for 53.9% and 23.8% of the Company’s total revenues.

As of May 31, 2022, one customer accounted for 18.4% of accounts receivable. As of May 31, 2021, two customers accounted for 72.7% and 14.1% of accounts receivable.

Vendor concentration risk

For the year ended May 31, 2022, two vendors accounted for 43.3% and 25.5% of the Company’s total construction costs relating to product sales and uncompleted contracts. For the period from August 11, 2020 (inception) through May 31, 2021, two vendors accounted for 50.2% and 36.7% of the Company’s total construction costs relating to product sales and uncompleted contracts.

As of May 31, 2022, one vendor accounted for 55.3% of accounts payable. As of May 31, 2021, two vendors accounted for 43.6% and 41.2% of accounts payable.